Other Accounts Payable (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Other Accounts Payable [Line Items]
Accrued expenses		$ 113	$ 81
Employees and related institutions		137	84
Accrued vacation	[1]	32	78
Accounts Payable and Accrued Liabilities, Current		$ 282	$ 243

[1]	Including inter alia due to a related party in the amount of $22 thousand and $68 thousand, as of December 31, 2015 and 2014, respectively.